Income taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes	Income taxes
The following table shows the significant components of income taxes deducted from net earnings.

For the year ended December 31	2025	2024
Current taxes
Current taxes	(1,084)	(494)
Uncertain tax positions	22	4
Change in estimate relating to prior periods	11	8
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(216)	(120)
Change in estimate relating to prior periods	(11)	(7)
Recognition and utilization of loss carryforwards	85	29
Previously unrecognized tax benefits	—	3
Total income taxes	(1,193)	(577)
The following table reconciles the amount of reported income taxes in the income statements with income taxes calculated at a statutory income tax rate of 26.8% for both 2025 and 2024.

For the year ended December 31	2025	2024
Net earnings	6,514	375
Add back income taxes	1,193	577
Earnings before income taxes	7,707	952
Applicable statutory tax rate	26.8%	26.8%
Income taxes computed at applicable statutory rates	(2,065)	(255)
Non-taxable portion of net gains on investments	850	18
Uncertain tax positions	22	4
Impairment of goodwill	—	(303)
Change in estimate relating to prior periods	—	1
Non-taxable portion of equity losses	—	(66)
Previously unrecognized tax benefits	—	3
Other	—	21
Total income taxes	(1,193)	(577)
Average effective tax rate	15.5%	60.6%
The following table shows aggregate current and deferred taxes relating to items recognized outside the income statements.

For the year ended December 31	2025		2024
	Other comprehensive income	Deficit	Other comprehensive income	Deficit
Current taxes	—	1	—	—
Deferred taxes	(464)	1	(128)	(26)
Total income taxes (expense) recovery	(464)	2	(128)	(26)
The following table shows deferred taxes resulting from temporary differences between the carrying amounts of assets and liabilities recognized in the statements of financial position and their corresponding tax basis, as well as tax loss carryforwards.

Net deferred tax liability	Non-capital loss carry-forwards	Post-employment benefit plans	Indefinite-life intangible assets	Property, plant and equipment and finite-life intangible assets (1)	Lease liabilities (1)	Other	Total
January 1, 2024	36	(443)	(1,805)	(4,069)	1,288	220	(4,773)
Income statements	31	25	148	(213)	(102)	16	(95)
Business acquisitions	—	(3)	(5)	(116)	32	(2)	(94)
Other comprehensive (loss) income	—	(213)	—	—	—	85	(128)
Deficit	—	—	—	—	—	(26)	(26)
Reclassified to liabilities (assets) held for sale	—	—	—	3	(3)	—	—
Other	6	—	—	2	—	—	8
December 31, 2024	73	(634)	(1,662)	(4,393)	1,215	293	(5,108)
Income statements	84	12	90	(167)	(88)	(73)	(142)
Business acquisitions	243	20	(37)	(520)	12	64	(218)
Other comprehensive loss	—	(229)	—	—	—	(235)	(464)
Deficit	—	—	—	—	—	1	1
Net foreign exchange differences	(3)	—	—	5	—	—	2
Reclassified to liabilities (assets) held for sale	—	—	—	2	(2)	—	—
Other	—	—	(4)	(3)	—	9	2
December 31, 2025	397	(831)	(1,613)	(5,076)	1,137	59	(5,927)
(1)We have presented amounts from the previous period to make them consistent with the presentation of the current period.
At December 31, 2025, BCE had $1,636 million of non-capital loss carryforwards. We:
•recognized a deferred tax asset of $397 million for $1,632 million of the non-capital loss carryforwards. These non-capital loss carryforwards expire in varying annual amounts from 2036 to indefinitely.
•did not recognize a deferred tax asset for $4 million of non-capital loss carryforwards. This balance expires in varying annual amounts from 2033 to 2045.
At December 31, 2025, BCE had $54 million of unrecognized capital loss carryforwards, which can be carried forward indefinitely.
At December 31, 2024, BCE had $281 million of non-capital loss carryforwards. We:
•recognized a deferred tax asset of $73 million for $277 million of the non-capital loss carryforwards. These non-capital loss carryforwards expire in varying annual amounts from 2036 to 2044.
•did not recognize a deferred tax asset for $4 million of non-capital loss carryforwards. This balance expires in varying annual amounts from 2036 to 2044.
At December 31, 2024, BCE had $55 million of unrecognized capital loss carryforwards, which can be carried forward indefinitely.